Thacher Proffitt & Wood llp Two World Financial Center New York, NY 10281 212.912.7400 Fax: 212.912.7751 www.tpwlaw.com

December 4, 2006

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Filing Desk

Citigroup Mortgage Loan Trust Inc.
Registration Statement on Form S-3 relating to Mortgage Pass-Through
Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

On behalf of Citigroup Mortgage Loan Trust Inc.(the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3/A. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 was previously paid to you.

The objective of the above-captioned Registration Statement is to respond to the SEC verbal comments received on November 28, 2006. These comments and our corresponding responses may be found below. Please do not hesitate to contact us with any questions you may have.

General

1.
Please revise throughout your filing to use the terminology set forth in Regulation AB. For example, we note that on the cover pages of your supplements and base prospectus, as well as throughout the summaries, you refer to “the trust” when it appears that you are referring to the issuing entity. Revise throughout as appropriate.

Please refer to the revised language on the cover page and throughout each prospectus supplement.

2.
We note that your first prospectus supplement includes a table entitled, “Historical Delinquency of the Mortgage Loans Since Origination.” Please revise this table to provide the information required by Item 1100(b) of Regulation AB. For example, instead of providing information regarding how many times a particular loan has been 30 days delinquent, revise to present delinquency information in 30 or 31 day increments beginning with assets that are 30 or 31 days delinquent, as applicable, through the point that assets are written off.

Please refer to the graphical illustrations that have been added to each prospectus supplement.

If you require any additional information, please call the undersigned at 212.912.7550.

                                                            Very truly yours,

                                                            Mark A. Russo